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                                  CERTIFICATION
                                  -------------

                  Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "1933 Act"), the undersigned hereby certifies as follows:

         1. This filing is made on behalf of Janus Adviser Series (the "Registrant"). Registrant's 1933 Act No. is 333-33978 and Registrant's 1940 Act No. is 811-09885.

         2. There are no changes to the following Prospectuses and Statements of Additional Information (SAIs) from the forms of the Prospectuses and SAIs that were filed in Post-Effective Amendment No. 38 ("PEA No. 38") on February 23, 2007, pursuant to Rule 485(b) under the 1933 Act with respect to Janus Institutional Money Market Fund, Janus Institutional Government Money Market Fund, and Janus Institutional Cash Management Fund (collectively, the "Funds").

                     Janus Institutional Money Market Fund, Janus Institutional Government Money Market Fund
                          -   Premium Shares Prospectus
                          -   Primary Shares Prospectus
                          -   Select Shares Prospectus
                          -   Institutional Shares Prospectus
                     Janus Institutional Cash Management Fund
                          -   Premium Shares Prospectus
                          -   Institutional Shares Prospectus
                     Janus Institutional Money Market Fund, Janus Institutional Government Money Market Fund
                          -   Premium Shares SAI
                          -   Primary Shares SAI
                          -   Select Shares SAI
                          -   Institutional Shares SAI
                          -   Service Shares SAI
                     Janus Institutional Cash Management Fund
                          -   Premium Shares SAI
                          -   Institutional Shares SAI

         3.       The text of PEA No. 38 has been filed electronically.

         DATED:  February 28, 2007
                                           JANUS ADVISER SERIES
                                           on behalf of the Funds

                                           By:  /s/ Stephanie Grauerholz-Lofton
                                              ----------------------------------
                                              Stephanie Grauerholz-Lofton
                                              Vice President